Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net

	December 31,
($ in millions)	2023	2022
Trade and other receivables, gross	692	680
Allowance for credit losses	(7)	(11)
Trade and other receivables, net	685	670

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	(11)	(15)	(16)
Benefits (provisions), net	2	—	(2)
Amounts written off as uncollectible	1	3	2
Balance at end of year	(7)	(11)	(15)